Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 78,407	$ 7,806	$ (82,933)
Net Income (Loss) Attributable to Parent, Diluted	$ 79,482	$ 7,806	$ (82,933)
Basic and Diluted (shares)	102,119,129	102,148,629	101,053,095
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	1,810,599	0	0
Dilutive effect of stock-based compensation (shares)	485,869	0	0
Earnings Per Share, Basic and Diluted [Abstract]
Net income (loss) attributable to the shareholders of Teekay Corporation, continuing operations	$ 36,755	$ (102,671)	$ (129,749)
Net Income (Loss) Attributable to Noncontrolling Interest	(110,953)	11,174	(173,915)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	$ 41,652	$ 110,477	$ 46,816
Common stock and common stock equivalents (shares)	104,415,597	102,148,629	101,053,095
• Basic income (loss) from continuing operations attributable to shareholders of Teekay Corporation	$ 0.36	$ (1.01)	$ (1.28)
• Diluted income (loss)	$ 0.76	$ 0.08	$ (0.82)
Accretion add back due to If-converted method adoption	$ 143	$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Expense, Subordinated Notes and Debentures	$ 1,675	$ 0	$ 0
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	$ 0.41	$ 1.08	$ 0.46
Teekay Tankers
Earnings Per Share [Abstract]
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 56,231	$ (67,585)	$ (18,138)
Earnings Per Share, Basic and Diluted [Abstract]
Net Income (Loss) Attributable to Noncontrolling Interest	(172,857)	174,787	(105,455)
dilutive impact of stock-based awards	743	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
dilutive impact of stock-based awards	$ 743	$ 0	$ 0